BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Key Managers (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Social security contributions	$ 31,606	$ 17,266	$ 5,898
Amount payable under compensation for Key Managers	9,007
Estimated compensation	$ 6,399	$ 3,224	$ 765